LOANS, FINANCING AND DEBENTURES - Composition of loans and financing (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
LOANS, FINANCING AND DEBENTURES
Current	R$ 12,809,872	R$ 10,890,873
Non-Current	62,810,702	48,569,496
Capital Market Borrowings [Member]
LOANS, FINANCING AND DEBENTURES
Current	6,749,817	3,733,060
Non-Current	45,126,239	29,587,570
Bonds
LOANS, FINANCING AND DEBENTURES
Current	3,593,261
Non-Current	8,378,586	6,246,018
Expires 2/4/2025
LOANS, FINANCING AND DEBENTURES
Current	3,095,646
Non-Current		2,441,151
Expires 02/04/2030
LOANS, FINANCING AND DEBENTURES
Current	248,409
Non-Current	4,415,847	3,804,867
Expires 01/11/2035
LOANS, FINANCING AND DEBENTURES
Current	249,206
Non-Current	3,962,739
Commercial notes
LOANS, FINANCING AND DEBENTURES
Current	984,034	152,119
Non-Current	2,651,924	3,490,298
Eletrobras - Maturity 08/23/2025
LOANS, FINANCING AND DEBENTURES
Current	520,428	20,544
Non-Current		499,262
Eletrobras - Maturity 08/23/2026
LOANS, FINANCING AND DEBENTURES
Current	21,379	21,677
Non-Current	498,118	498,770
Eletrobras - Maturity 08/23/2027
LOANS, FINANCING AND DEBENTURES
Current	377,797	43,701
Non-Current	665,745	996,989
Eletrobras - Maturity 08/23/2027
LOANS, FINANCING AND DEBENTURES
Current	21,768	21,992
Non-Current	497,639	498,524
Eletrobras - Maturity 08/23/2028
LOANS, FINANCING AND DEBENTURES
Current	42,662	44,205
Non-Current	990,422	996,753
Debentures
LOANS, FINANCING AND DEBENTURES
Current	2,172,522	3,580,941
Non-Current	34,095,729	19,851,254
Eletrobras - Due 04/25/2024
LOANS, FINANCING AND DEBENTURES
Current		2,233,550
Eletrobras - Due 11/15/2024
LOANS, FINANCING AND DEBENTURES
Current		152,396
Eletrobras - Due 04/15/2026
LOANS, FINANCING AND DEBENTURES
Current	31,785	33,306
Non-Current	1,200,000	1,200,000
Eletrobras - Due 04/25/2026
LOANS, FINANCING AND DEBENTURES
Current	14,572	15,497
Non-Current	1,000,000	1,000,000
Eletrobras - Due 09/15/2028
LOANS, FINANCING AND DEBENTURES
Current	107,834	82,304
Non-Current	2,965,193	2,853,424
Eletrobras - Due 04/15/2029
LOANS, FINANCING AND DEBENTURES
Current	48,659
Non-Current	1,982,737
Eletrobras - Due 11/15/2029
LOANS, FINANCING AND DEBENTURES
Current	4,162	2,373
Non-Current	1,062,361	1,000,832
Eletrobras - Due 04/15/2031, Two
LOANS, FINANCING AND DEBENTURES
Current	25,279
Non-Current	1,016,742
Eletrobras - Due 09/15/2031
LOANS, FINANCING AND DEBENTURES
Current	76,849	56,898
Non-Current	4,087,442	3,999,963
Eletrobras - Due 09/15/2034
LOANS, FINANCING AND DEBENTURES
Current	97,423
Non-Current	1,426,282
Madeira Energia S.A - Due 04/15/2024
LOANS, FINANCING AND DEBENTURES
Current		291,964
Madeira Energia S.A - Due 06/28/2038
LOANS, FINANCING AND DEBENTURES
Current	1,091,601	358,300
Non-Current	4,438,108	5,153,018
CHESF - Due 01/15/2029
LOANS, FINANCING AND DEBENTURES
Current	25,459	23,406
Non-Current	98,775	115,247
CHESF - Due 04/15/2029
LOANS, FINANCING AND DEBENTURES
Current	23,592
Non-Current	997,109
CHESF - Due 06/15/2031
LOANS, FINANCING AND DEBENTURES
Current	299,048
Non-Current	4,357,062
CHESF - Due 09/15/2031
LOANS, FINANCING AND DEBENTURES
Current	36,271
Non-Current	1,336,250
CHESF - Due 09/15/2034
LOANS, FINANCING AND DEBENTURES
Current	15,640
Non-Current	566,250
CGT Eletrosul Due 16/09/2024
LOANS, FINANCING AND DEBENTURES
Current		223,192
CGTEletrosul Due 08/31/2028
LOANS, FINANCING AND DEBENTURES
Current	10,177	10,991
Non-Current	248,932	248,531
CGT Eletrosul - Due 15/09/2028
LOANS, FINANCING AND DEBENTURES
Current	14,095	11,999
Non-Current	95,585	102,624
CGTEletrosul Due 11/15/2028
LOANS, FINANCING AND DEBENTURES
Current	628	605
Non-Current	384,651	364,368
CGTEletrosul Due 09/15/2029
LOANS, FINANCING AND DEBENTURES
Current	3,166	5,801
Non-Current	244,117	227,231
CGTEletrosul Due 04/15/2031
LOANS, FINANCING AND DEBENTURES
Current	4,594
Non-Current	503,820
Eletronorte Due 28/06/2028, One
LOANS, FINANCING AND DEBENTURES
Current	55,765
Non-Current	138,888	194,444
Eletronorte - Due 28/06/2028, Two
LOANS, FINANCING AND DEBENTURES
Current	101,359
Non-Current	232,334	333,333
Eletronorte Due 04/15/2031
LOANS, FINANCING AND DEBENTURES
Current	9,631
Non-Current	1,008,502
Eletronorte Due 09/15/2031
LOANS, FINANCING AND DEBENTURES
Current	35,527
Non-Current	1,332,652
Eletronorte Due 09/15/2034
LOANS, FINANCING AND DEBENTURES
Current	15,402
Non-Current	564,693
Eletronorte Due 05/30/2032
LOANS, FINANCING AND DEBENTURES
Current		55,641
Non-Current		383,101
DI | Eletrobras - Due 05/15/2029
LOANS, FINANCING AND DEBENTURES
Current	5,546	5,468
Non-Current	R$ 951,227	906,463
DI | Eletrobras - Due 04/15/2031
LOANS, FINANCING AND DEBENTURES
Spread (as a percent)	1.00%
DI | CHESF - Due 04/15/2029
LOANS, FINANCING AND DEBENTURES
Spread (as a percent)	0.85%
DI | CHESF - Due 06/15/2031
LOANS, FINANCING AND DEBENTURES
Spread (as a percent)	0.31%
DI | CHESF - Due 09/15/2031
LOANS, FINANCING AND DEBENTURES
Spread (as a percent)	0.85%
DI | CHESF - Due 09/15/2034
LOANS, FINANCING AND DEBENTURES
Spread (as a percent)	1.05%
DI | Eletronorte Due 09/15/2031
LOANS, FINANCING AND DEBENTURES
Spread (as a percent)	0.85%
DI | Eletronorte Due 09/15/2034
LOANS, FINANCING AND DEBENTURES
Spread (as a percent)	1.05%
IPCA | Eletrobras - Due 04/15/2031
LOANS, FINANCING AND DEBENTURES
Spread (as a percent)	6.34%
IPCA | Eletrobras - Due 04/15/2031, One
LOANS, FINANCING AND DEBENTURES
Current	R$ 18,458	17,250
Non-Current	R$ 1,856,017	R$ 1,768,675
CDI | Expires 01/11/2035
LOANS, FINANCING AND DEBENTURES
Spread (as a percent)	122.59%